Share-Based Payments	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
Note 22 - Share-Based Payments

In March 2015, the Company's board of directors approved shared based incentive plan - "2015 Share Incentive Plan" for employees, directors, consultants and sub-contractors of the Company and the Company's affiliates. Under the plan, the Company's board of directors is authorized to determine the terms of the grants, including the identity of grantees, the number of options or restricted stock units (“RSUs”) to be granted, the vesting schedule and the exercise price. The terms of the share based payments include a dividend adjustment mechanism. The options will be exercised at net exercise mechanism, with no cash transfer.

In January 2020, after reporting date, the Company's Board of Directors decided to grant options to MR. Avi Gabai the CEO of the Company, the Board of Directors decision was approved by the shareholders' meeting in March 2020.

The options granted will be vested in five portions after one, two, three, four and five years from the date of grant. The options are exercisable within 36 months from the date of maturity of each portion.

The first portion includes a total of 967,993 options at exercise price of NIS 14.2, the second a quantity of 937,030 at a exercise price of NIS 14.99, third portion includes a total of 805,570 options at an exercise price of NIS 16.10, fourth portion includes a total of 762,509 options at a exercise price of NIS 17.25 and Fifth portion a total of 680,370 options at an exercise price of NIS 17.25. The fair value of the options granted was calculated at an estimated average value of NIS 2.8 per option. The assumptions of their basis were calculated at fair value: an average of a risk-free interest rate - 0.35%, a weighted average life expectancy - 4.8 years and expected volatility - 40%. The value of the benefit program is approx. NIS 12 million and will be recorded over 5 years.

	Number of			Contractual	Adjusted exercise price per share as
Grant date/	instruments	Instruments	Vesting	life of	of December 31,
Employees entitled	In thousands	conditions	conditions	options	2019

Share options granted in August 2015 to senior employees	2,660	Each option is exercisable into one share of NIS 0.1 par value, at the market price exercised at net exercise mechanism	Three equal installments over three years of employment	4.5 years	NIS 25.65
Share options granted in November 2016 to senior employees	63	Each option is exercisable into one share of NIS 0.1 par value, at the market price exercised at net exercise mechanism	Three equal installments over three years of employment	4.5 years	NIS 29.97
Share options granted in May 2019 to senior employees	2,944	Each option is exercisable into one share of NIS 0.1 par value, at the market price exercised at net exercise mechanism	four equal installments over four years of employment	5 years	NIS 15.66
Restricted stock units (RSU) granted in may 2019 to senior employees	686	At fixed dates, the RSU is exercisable into one share of NIS 0.1 par value	four equal installments over four years of employment	5 years	-

Restricted stock units (RSU) granted in may 2019 to non-profit organization	333	At fixed dates, the RSU is exercisable into one share of NIS 0.1 par value	two equal installments over two years	2 years	-

The changes in the balances of the options were as follows:

		Weighted average		Weighted average		Weighted average
	Number of	of exercise price	Number of	of exercise price	Number of	of exercise price
	options	(NIS)	options	(NIS)	options	(NIS)
	2017		2018		2019

Balance as at January 1	2,764,334	24.7	963,335	28.0	780,332	25.9
Granted during the year	-	-	-	-	2,944,197	15.66
Forfeited during the year	(146,334)	38.9	(159,000)	36.6	(160,729)	16.96
Exercised during the year	(1,654,335)	25.6	(24,333)	25.6	-	-
Total options outstanding as at December 31	963,665	27.9	780,332	25.9	3,563,800	17.8

Total of exercisable options as at December 31	106,000	44.9	766,332	25.8	759,332	25.8

1.	The weighted average of the remaining contractual life of options outstanding as at December 31, 2019 is 3.4 years.
2.
The fair value of employee stock options was measured using the Black and Scholes model. The model assumptions include the share price at the measurement date, expected volatility based on historical volatility in the company's shares, life of instruments based on past experience and risk-free interest rate.

	2017	2018	2019

Fair value of share options and assumptions:

Fair value at grant date	-	-	3.26

Fair value assumptions:

Share price at grant date NIS	-	-	15.05

Exercise price NIS	-	-	15.66

Expected volatility (weighted average)	-	-	34.7%

Option life (expected weighted average life)	-	-	2.75

Risk free interest rate	-	-	0.7%

The changes in the balances of the RSU were as follows:

	Number of RSU
	2017	2018	2019

Balance as at January 1	-	-	-
Granted during the year	-	-	1,019,400
Forfeited during the year	-	-	(32,659)
Exercised during the year	-	-	-
Total RSU outstanding as at December 31	-	-	986,741

Total of exercisable RSU as at December 31	-	-	759,332

	2017	2018	2019

Fair value of restricted stock units:

Fair value of restricted stock units at grant date	-	-	15.05
Salary expenses arising from share-based payments (NIS millions)	2	3	8